Insurance Contract Liabilities	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Insurance Contract Liabilities	Insurance Contract Liabilities

	December 31, 2020			December 31, 2019
	Gross	Ceded	Net	Gross	Ceded	Net
Provision for unearned premiums	8,397.5	1,899.1	6,498.4	7,222.4	1,583.7	5,638.7
Provision for losses and loss adjustment expenses	30,809.3	7,947.3	22,862.0	28,500.2	6,934.8	21,565.4
Total insurance contract liabilities	39,206.8	9,846.4	29,360.4	35,722.6	8,518.5	27,204.1

Current	17,389.7	4,218.2	13,171.5	15,023.9	3,715.8	11,308.1
Non-current	21,817.1	5,628.2	16,188.9	20,698.7	4,802.7	15,896.0
	39,206.8	9,846.4	29,360.4	35,722.6	8,518.5	27,204.1
At December 31, 2020 the company's net provision for losses and loss adjustment expenses of $22,862.0 (December 31, 2019 - $21,565.4) was comprised of case reserves of $9,390.3 and IBNR of $13,471.7 (December 31, 2019 - $9,061.1 and $12,504.3). Excluded from the December 31, 2019 balances are European Run-off's net provision for losses and loss adjustment expenses of $1,590.2, comprised of case reserves of $793.4 and IBNR of $796.8. See note 23.
Provision for unearned premiums, gross
Changes in the provision for unearned premiums for the years ended December 31 were as follows:

	2020	2019
Provision for unearned premiums – January 1	7,222.4	6,272.2
Gross premiums written(1)	18,979.4	17,511.2
Less: gross premiums earned(1)	(17,782.9)	(16,611.0)
Acquisitions of subsidiaries (note 23)	—	53.6
Liabilities associated with assets held for sale (note 23)	—	(6.0)
Foreign exchange effect and other	(21.4)	2.4
Provision for unearned premiums - December 31	8,397.5	7,222.4
(1)    Changes in the provision for unearned premiums for the year ended December 31, 2020 exclude European Run-off's gross premiums written and gross premiums earned of $146.5 and $115.9, as the liabilities of European Run-off were included in liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.

Provision for losses and loss adjustment expenses, gross
Changes in the provision for losses and loss adjustment expenses for the years ended December 31 were as follows:

	2020	2019
Provision for losses and loss adjustment expenses – January 1	28,500.2	29,081.7
Decrease in estimated losses and expenses for claims occurring in the prior years	(267.7)	(166.5)
Losses and expenses for claims occurring in the current year(1)	12,303.9	11,927.5
Paid on claims occurring during:
the current year	(2,987.5)	(2,830.3)
the prior years	(7,338.0)	(7,733.7)
Acquisitions of subsidiaries	—	44.0
Liabilities associated with assets held for sale (note 23)	—	(1,830.8)
Foreign exchange effect and other(2)	598.4	8.3
Provision for losses and loss adjustment expenses – December 31	30,809.3	28,500.2
(1)    Effective January 1, 2019 Run-off Syndicate 3500 reinsured a portfolio of business predominantly comprised of casualty (principally employers' liability and public liability), professional indemnity, property, marine and aviation exposures relating to accident years 2018 and prior (the "first quarter 2019 reinsurance transaction"). Pursuant to this transaction Run-off Syndicate 3500 assumed $556.8 of net insurance contract liabilities for consideration of $561.5.
(2)    Included in 2020 is $347.7 of unpaid losses from loss reserves assumed from European Run-off which were previously eliminated on consolidation. See note 23.
Changes in the provision for losses and loss adjustment expenses presented in the table above for the year ended December 31, 2020 exclude European Run-off's losses and loss adjustment expenses of $196.9 and its two transactions described in the paragraphs below, as the liabilities of European Run-off were included in liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.
Effective January 31, 2020 a portfolio of business predominantly comprised of U.S. asbestos, pollution and other hazards ("APH") exposures relating to accident years 2001 and prior was transferred to RiverStone (UK) through a Part VII transfer under the Financial Services and Markets Act 2000, as amended. Pursuant to this transaction RiverStone (UK) assumed net insurance contract liabilities of $134.7 for cash consideration of $143.3.
Effective January 1, 2020 Run-off Syndicate 3500 reinsured a portfolio of business predominantly comprised of property, liability and marine exposures relating to accident years 2019 and prior. Pursuant to this transaction Run-off Syndicate 3500 assumed net insurance contract liabilities of $145.5 for consideration of $146.5.

Development of insurance losses, gross
The development of insurance liabilities illustrates the estimation uncertainty associated with these liabilities and provides a measure of the company's ability to estimate the ultimate value of claims. The loss development table below shows the provision for losses and loss adjustment expenses at the end of each calendar year, the cumulative payments made in respect of those reserves in subsequent years and the re-estimated amount of each calendar year's provision for losses and loss adjustment expenses as at December 31, 2020.

	Calendar year
	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Provision for losses and loss adjustment expenses	17,232.2	19,648.8	19,212.8	17,749.1	19,816.4	19,481.8	28,610.8	29,081.7	28,500.2	30,809.3
Less: CTR Life(1)	24.2	20.6	17.9	15.2	14.2	12.8	8.7	8.0	7.0	5.5
	17,208.0	19,628.2	19,194.9	17,733.9	19,802.2	19,469.0	28,602.1	29,073.7	28,493.2	30,803.8
Cumulative payments as of:
One year later	3,627.6	4,323.5	4,081.1	3,801.6	4,441.4	4,608.0	7,564.0	7,732.0	7,288.8
Two years later	6,076.7	7,153.1	6,787.6	6,364.5	7,283.6	7,631.4	12,081.3	12,313.5
Three years later	7,920.3	9,148.0	8,775.5	8,172.7	9,466.5	9,655.9	15,222.3
Four years later	9,333.4	10,702.8	10,212.4	9,561.8	10,914.2	11,122.6
Five years later	10,458.7	11,783.3	11,354.4	10,496.4	12,013.9
Six years later	11,263.6	12,729.6	12,123.4	11,202.2
Seven years later	12,030.0	13,335.1	12,754.2
Eight years later	12,558.1	13,877.0
Nine years later	13,047.5

Reserves re-estimated as of:
One year later	17,316.4	19,021.2	18,375.6	16,696.4	19,169.3	19,343.1	27,580.6	28,974.3	28,225.5
Two years later	17,013.6	18,529.4	17,475.0	16,269.2	18,973.6	18,804.8	27,565.9	28,839.4
Three years later	16,721.0	17,820.5	17,307.9	16,114.0	18,502.5	18,752.8	27,451.3
Four years later	16,233.9	17,735.5	17,287.2	15,938.9	18,469.1	18,743.9
Five years later	16,269.6	17,830.5	17,203.5	16,049.6	18,490.5
Six years later	16,331.8	17,791.8	17,340.1	16,123.1
Seven years later	16,340.6	17,931.9	17,420.0
Eight years later	16,535.1	18,041.2
Nine years later	16,659.3

Favourable development	548.7	1,587.0	1,774.9	1,610.8	1,311.7	725.1	1,150.8	234.3	267.7

Favourable development comprised of:
Effect of foreign currency translation	250.9	570.7	483.2	266.5	(201.5)	(159.2)	518.3	135.5	1.0
Favourable loss reserve development	297.8	1,016.3	1,291.7	1,344.3	1,513.2	884.3	632.5	98.8	266.7
	548.7	1,587.0	1,774.9	1,610.8	1,311.7	725.1	1,150.8	234.3	267.7
(1)    Guaranteed minimum death benefit retrocessional business written by Compagnie Transcontinentale de Réassurance ("CTR Life"), a wholly owned subsidiary of the company that was transferred to Wentworth and placed into run-off in 2002.
The effect of foreign currency translation in the table above primarily arose on translation to U.S. dollars of loss reserves of subsidiaries with functional currencies other than the U.S. dollar. The company's exposure to foreign currency risk and the management thereof are discussed in note 24.
Loss reserve development in the table above excludes the loss reserve development of a subsidiary in the year it is acquired whereas the consolidated statement of earnings includes the loss reserve development of a subsidiary from its acquisition date.
Favourable loss reserve development in calendar year 2020 of $266.7 in the table above was principally comprised of favourable loss emergence on accident years 2019, 2017 and 2015, partially offset by adverse development primarily related to asbestos and other latent claims liabilities.
Development of losses and loss adjustment expenses for asbestos
A number of the company's subsidiaries wrote general liability policies and reinsurance prior to their acquisition by the company under which policyholders continue to present asbestos-related injury claims. Substantially all of these claims are presented under policies written many years ago and reside primarily within the run-off group.
There is a great deal of uncertainty surrounding these types of claims, which affects the ability of insurers and reinsurers to estimate the ultimate amount of unpaid claims and related settlement expenses. The majority of these claims differ from most other types of claims because there is inconsistent precedent, if any at all, to determine what, if any, coverage exists or which, if any, policy years and insurers or reinsurers may be liable. These uncertainties are exacerbated by judicial and legislative interpretations of coverage that in some cases have eroded the clear and express intent of the parties to the insurance contracts, and in others have expanded theories of liability.
Changes in the company's provision for losses and loss adjustment expenses related to U.S. asbestos exposure on a gross and net basis for the years ended December 31 were as follows:

	2020		2019
	Gross	Net	Gross	Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,074.6	860.5	1,217.9	995.3
Losses and loss adjustment expenses incurred	161.0	121.2	135.4	114.8
Losses and loss adjustment expenses paid	(205.0)	(141.7)	(164.0)	(138.4)
Liabilities associated with assets held for sale (note 23)	—	—	(114.7)	(111.2)
Provision for asbestos claims and loss adjustment expenses - December 31	1,030.6	840.0	1,074.6	860.5

Fair Value
The estimated fair value of the company's insurance and ceded reinsurance contracts is as follows:

	December 31, 2020		December 31, 2019
	Fair value	Carrying value	Fair value	Carrying value
Insurance contracts	40,475.1	39,206.8	35,248.0	35,722.6
Ceded reinsurance contracts	9,668.5	9,846.4	8,049.4	8,518.5
The fair value of insurance contracts is comprised of the fair value of both unpaid claims liabilities and unearned premiums. The fair value of ceded reinsurance contracts is comprised of the fair value of reinsurers' share of unpaid claims liabilities and unearned premiums. Both reflect the time value of money through discounting, whereas the carrying values (including the reinsurers' share thereof) do not. The calculation of the fair value of unearned premiums includes acquisition expenses to reflect the deferral of these expenses at the inception of the insurance contract. The estimated fair value of insurance and ceded reinsurance contracts is determined by projecting the expected future cash flows of the contracts, selecting the appropriate interest rates, and applying the resulting discount factors to the expected future cash flows. The difference between the sum of the undiscounted expected future cash flows and the sum of the discounted expected future cash flows represents the time value of money. A margin for risk and uncertainty is added to the discounted cash flows to reflect the volatility of the lines of business written, quantity of reinsurance purchased, credit quality of reinsurers and the possibility of future changes in interest rates. The significant decrease in global interest rates during 2020 resulted in the margin for risk and uncertainty exceeding the effect of discounting for the time value of money when determining the fair value of insurance contracts at December 31, 2020.

The table that follows illustrates the potential impact of interest rate fluctuations on the fair value of the company's insurance and reinsurance contracts:

	December 31, 2020		December 31, 2019
Change in interest rates	Fair value of insurance contracts	Fair value of reinsurance contracts	Fair value of insurance contracts	Fair value of reinsurance contracts
100 basis point increase	39,216.0	9,360.8	34,240.4	7,836.5
100 basis point decrease	41,853.2	10,007.0	36,343.0	8,285.1